RELATED PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Thousands		12 Months Ended
		Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Gain (Loss) on Disposition of Assets	[1]	$ 760	$ 3,044	$ 0
Due to Related Parties		$ 20,635	$ 5,690

[1]	As disclosed in Note 9.(1), the Group sold part of equity interest in Babytree to a related party and recognized $3,804 disposal gain.